Goodwill and Intangible Assets - Summary of Future Amortization of Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	₱ 2,496	₱ 758	₱ 892
Future Amortization Intangible Assets	3,950
2021 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	2,822
2022 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	191
2023 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	186
2024 [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	186
2025 and onwards [Member]
Disclosure of future amortization of intangible assets [Line Items]
Future amortization of intangible assets	₱ 565